Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis
The following table sets forth the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2019	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments	—	11,005	—	11,005

As of December 31, 2020	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments	—	62,386	—	62,386

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Motor vehicles	5 years
Software	3 years

Summary of Revenue Segregated by Geographic Region
The Group’s long-lived assets are substantially located in the PRC. The Group’s revenue segregated by geographic region is as follows:

Geographic region	For the Years Ended December 31,
	2018	2019	2020
PRC	2,057,632	1,063,630	379,418
Kazakhstan	—	—	47,792
Hong Kong	91,028	11,216	12,301
United States of America	284,965	46,045	3,528
Canada	25,548	22,738	162
Japan	—	236,206	—
Other foreign countries	246,118	42,788	4,485

Total	2,705,291	1,422,623	447,686